RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12.	RELATED PARTY TRANSACTIONS AND BALANCES

For the years ended December 31, 2025, 2024 and 2023, the Company recorded the following transactions with related parties:

a)	$21,600 in office rent (2024 – $15,100 and 2023 - $6,000) to a company controlled by the Chief Executive Officer of the Company.

b)	$12,000 in office rent (2024 – $12,000 and 2023 - $12,000) to a company controlled by the Chief Financial Officer of the Company.

c)	$10,384 for analyser quality control services (2024 - $317,978 and 2023 - $231,393) to a company controlled by the Chief Executive Officer of the Company. This amount is recorded under the cost of sales.

d)	$7,018 for consulting services (2024 - $nil and 2023 - $nil) to the brother of the Chief Executive Officer of the Company. This amount is recorded under consulting fees.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025, 2024 and 2023

(Expressed in Canadian Dollars)

12.	RELATED PARTY TRANSACTIONS AND BALANCES (continued)

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, consist of the following:

Type of transaction	2025	2024	2023
	$	$	$
Consulting fees	216,000	216,000	216,000
Management fees	90,000	216,000	216,000
Professional fees	128,400	128,400	128,400
Severance benefits	108,000	-	-
Share-based compensation	197,937	433,848	495,348
	740,337	994,248	1,055,748

At December 31, 2025, $46,890 was due to related parties (December 31, 2024 - $nil) (Note 8). These balances are unsecured, non-interest bearing, and due on demand.